Interest Bearing Liabilities and Financing Facilities - Summary of Maturity Profile Interest Bearing Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	$ 5,679	$ 6,156
1 year or less [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	212	483
1-2 years [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	1,181	206
2-3 years [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	962	1,181
3-4 years [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	907	962
4-5 years [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	883	908
More than 5 years [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	$ 1,534	$ 2,416